Common and Preferred Share Capital - Schedule of Limited Recourse Capital Notes Explanatory (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)
Non Cumulative Rate Reset Series 2 Class A Preferred Shares [Member]
Disclosure Of Limited Recourse Capital Notes [Line Items]
Par Value Debt	$ 750
Current Interest Rate Debt	4.00%	4.00%
Issue date	Sep. 14, 2021
Payment Frequency	Semi-annual
Next Interest Reset Date	Jan. 28, 2027
Interest rate reference after reset	3.10%	3.10%
Earliest specified redemption start date	Dec. 28, 2026
Earliest specified redemption end date	Jan. 28, 2027
Maturity date	Jan. 28, 2082
Non Cumulative Rate Reset Series 3 Class A Preferred Shares [Member]
Disclosure Of Limited Recourse Capital Notes [Line Items]
Par Value Debt	$ 800
Current Interest Rate Debt	7.15%	7.15%
Issue date	Jun. 15, 2022
Payment Frequency	Semi-annual
Next Interest Reset Date	Jul. 28, 2027
Interest rate reference after reset	4.00%	4.00%
Earliest specified redemption start date	Jun. 28, 2025
Earliest specified redemption end date	Jul. 28, 2027
Maturity date	Jul. 28, 2082
Non Cumulative Rate Reset Series 4 Class A Preferred Shares [Member]
Disclosure Of Limited Recourse Capital Notes [Line Items]
Par Value Debt	$ 500
Current Interest Rate Debt	6.987%	6.987%
Issue date	Jun. 25, 2024
Payment Frequency	Semi-annual
Next Interest Reset Date	Jul. 28, 2029
Interest rate reference after reset	3.70%	3.70%
Earliest specified redemption start date	Jun. 28, 2025
Earliest specified redemption end date	Jul. 28, 2029
Maturity date	Jul. 28, 2084
Non Cumulative set SRate Reeries 5 Class A Preferred Shares [Member]
Disclosure Of Limited Recourse Capital Notes [Line Items]
Par Value Debt		$ 500
Current Interest Rate Debt	6.95%	6.95%
Issue date	Nov. 05, 2024
Payment Frequency	Quarterly
Next Interest Reset Date	Jan. 28, 2030
Interest rate reference after reset	2.83%	2.83%
Earliest specified redemption end date	Jan. 28, 2030
Maturity date	Jan. 28, 2085
Non Cumulative Rate Reset Series 6 Class A Preferred Shares [Member]
Disclosure Of Limited Recourse Capital Notes [Line Items]
Par Value Debt	$ 450
Current Interest Rate Debt	6.369%	6.369%
Issue date	Mar. 24, 2025
Payment Frequency	Semi-annual
Next Interest Reset Date	Apr. 30, 2030
Interest rate reference after reset	3.65%	3.65%
Earliest specified redemption start date	Mar. 28, 2025
Earliest specified redemption end date	Apr. 28, 2030
Maturity date	Apr. 28, 2085
Non Cumulative Rate Reset Series 7 Class A Shares Preferred [Member]
Disclosure Of Limited Recourse Capital Notes [Line Items]
Par Value Debt		$ 750
Current Interest Rate Debt	7.00%	7.00%
Issue date	Jul. 14, 2025
Payment Frequency	Quarterly
Next Interest Reset Date	Oct. 28, 2030
Interest rate reference after reset	3.00%	3.00%
Earliest specified redemption end date	Oct. 28, 2030
Maturity date	Oct. 28, 2085
Non Cumulative Rate Reset Series 8 Class A Shares Preferred [Member]
Disclosure Of Limited Recourse Capital Notes [Line Items]
Par Value Debt	$ 450
Current Interest Rate Debt	5.898%	5.898%
Issue date	Sep. 29, 2025
Payment Frequency	Semi-annual
Next Interest Reset Date	Jan. 28, 2031
Interest rate reference after reset	3.11%	3.11%
Earliest specified redemption start date	Dec. 28, 2030
Earliest specified redemption end date	Jan. 28, 2031
Maturity date	Jan. 28, 2086